Derivative warrant liabilities and earnouts liabilities - Earnouts liabilities (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Derivative warrant liabilities and earnouts liabilities
Opening balance	$ 43,893,909
Ending balance	$ 11,629,967